STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
STATEMENTS OF FINANCIAL CONDITION
Restricted cash	$ 24,062,735	$ 18,554,979
Units outstanding	44,544,897	71,901,800
Capital units authorized	unlimited	unlimited